Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 20,029,506	$ 18,931,215
Receivables from related parties (Note 3)	8,313,623	10,781,063
Other receivables (Note 3)	930,381	595,404
Inventories (Note 13)	612,165	1,202,921
Prepayments and other current assets	366,100	1,464,970
Total current assets	30,251,775	32,975,573
Non-current assets
Right-of-use assets from operating leases (Note 9)	5,047,490	14,040,342
Property and equipment, net (Note 4)	317,510	88,946
Guarantees	143,445	135,973
Goodwill (Note 15)	344,156
Intangible asset, net (Note 15)	420,328
Investment in joint venture (Note 16)	1,569,573
Other fixed assets	27,219	27,219
Total non-current assets	7,869,721	14,292,480
Total assets	38,121,496	47,268,053
Current liabilities
Payables to vessel owners (Note 5)	5,085,232	4,907,672
Accounts payable and accrued expenses (Note 14)	1,730,308	1,740,615
Payables to sharing partner and assignee (Note 10)	1,343,098	857,434
Payables to assignee, related party (Note 3, 10 and 12)	60,892	783,852
Payables to related parties (Note 3)		507,047
Payables to shareholder (Note 3)	5,239,219	5,239,219
Acquisition installments payable, current portion (Note 15)	177,237
Deferred revenue	1,116,000	1,809,408
Operating lease liabilities, current portion (Note 9)	4,889,539	9,286,602
Total current liabilities	19,641,525	25,131,849
Non-current liabilities
Payables to sharing partner (Note 10)		972,089
Acquisition installments payable, net of current portion (Note 15)	84,968
Operating lease liabilities, non-current portion (Note 9)	179,593	4,753,740
Total non-current liabilities	264,561	5,725,829
Total liabilities	19,906,086	30,857,678
Commitments and contingencies (Note 11)
Shareholders' equity
Share capital, no par value (500 Class A shares authorized and 96 issued and outstanding and 7,999,500 Class B shares authorized as of December 31, 2024 and 2023 (Note 8)
Additional paid-in capital	4,225,265	4,225,265
Accumulated other comprehensive income	1,341,547	1,449,963
Retained earnings	12,648,598	10,735,147
Total shareholders' equity	18,215,410	16,410,375
Total shareholders' equity and liabilities	$ 38,121,496	$ 47,268,053